Changes in Accounting Policies and Disclosures - Summary of Changes in Financial Statement Line Items (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities
Sales in advance of carriage			¥ 7,043
Other payables and accruals	¥ 21,143		19,864
Other long-term liabilities	3,448		3,724
Contract liabilities	10,396
Deferred tax liabilities	84		18
Consolidated liabilities	177,416		170,949
Equity
Total equity	61,601		¥ 58,778	¥ 52,366	¥ 39,931
Increase (decrease) due to application of IFRS 15 [member]
Liabilities
Sales in advance of carriage	(8,559)	¥ (7,043)
Other payables and accruals	(825)	(1,210)
Other long-term liabilities	(1,801)	(1,525)
Contract liabilities	10,396	9,267
Deferred tax liabilities	198	128
Consolidated liabilities	(591)	(383)
Equity
Retained profits	591	383
Total equity	¥ 593	¥ 383